Other Receivables, Prepayments and Deposits	12 Months Ended
Dec. 31, 2017
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

8. Other Receivables, Prepayments and Deposits

        Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2017	2016
	(in US$'000)
Prepayments	2,565	699
Purchase rebates	284	238
Other service receivables	490	756
Deposits	932	620
Value-added tax receivables	5,436	1,380
Interest receivables	506	63
Others	1,083	558

	11,296	4,314